INTANGIBLE ASSET. (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016
Intangible assets amount	$ 2,678	$ 2,678		$ 2,678
Trade Names [Member] | Kinergy Marketing LLC [Member]
Intangible assets amount					$ 2,678

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.